Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible preferred stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	0	26,425,664	26,425,664
Convertible preferred stock, shares issued	0	26,425,664	26,425,664
Convertible preferred stock, shares outstanding	0	26,425,664	26,425,664
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	46,750,000	46,750,000
Common stock, shares issued	46,516,475	6,976,077	6,874,424
Common stock, shares outstanding	45,559,757	5,270,889	4,054,475
Liquidation preference		$ 115,822	$ 115,822